Leases - Summary of Movements in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Lease Liabilities [Abstract]
Balance at beginning of period	$ 18,601	$ 16,743
Changes In Lease Liabilities [Abstract]
Additions	2,152	2,249
Principal paid	(2,750)	(2,816)
Interest paid	(574)	(545)
Non-cash interest	574	545
Currency translation effects	(1,210)	2,425
Balance at end of period	$ 16,793	$ 18,601